Accounting Policies (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Buyer Percent Interest in Joint Venture	51.00%	51.00%
Disposal Group, Including Discontinued Operation, Consideration	$ 1,700	$ 1,700
Buyer Percent Interest in Joint Venture	51.00%	51.00%
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	49.00%	49.00%
Software
Estimated useful life	5 years	5 years
Minimum
Intangible assets estimated useful life	4 years	4 years
Maximum
Intangible assets estimated useful life	20 years	20 years
Building
Estimated useful life	40 years	40 years
Machinery and Equipment | Minimum
Estimated useful life	16 years	16 years
Machinery and Equipment | Maximum
Estimated useful life	20 years	20 years
Net Sales Percentage to One Customer | TURKEY | Geographic Concentration Risk
Concentration Risk, Percentage		1.00%	1.00%	1.00%
Net Sales Percentage to One Customer | ARGENTINA | Geographic Concentration Risk
Concentration Risk, Percentage		1.00%	1.00%	1.00%